Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	three months or less
Number of ADS which represent each equity share	2	2
Measurement of benefit probability of being realized percentage	50.00%
Number of years of service for gratuity benefits to vest	5 years
Customer Contracts [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Intellectual Property [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	7 years